SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of consolidation

The Company’s consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements include the financial statements of Mingda Tianjin and its subsidiaries and branch offices. All significant inter-company accounts and transactions have been eliminated on consolidation.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (i) has power to direct the activities that most significantly affects the economic performance of the VIE, and (ii) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

Mingda Tianjin has the following branch offices and/or subsidiaries, which have been included in the accompanying consolidated financial statements:

			Percentage
	Date of	Place of	of
Name of Branch Offices/Subsidiaries of Mingda	Formation	Formation	Ownership
Tianjin Mingda Jiahe Real Estate Co., Ltd. Yangzhou Branch	October 18, 2017	Yangzhou, China	N/A
Tianjin Mingdajiahe Real Estate Co., Ltd. Suzhou Branch	October 13, 2017	Suzhou, China	N/A
Tianjin Mingdajiahe Real Estate Co., Ltd. Chengdu Branch	June 24, 2019	Chengdu, China	N/A
XiShe (Tianjin) Business Management Co., Ltd.	October 20, 2017	Tianjin, China	100%
XiShe (Tianjin) Culture and Media Co., Ltd.	July 25, 2018	Tianjin, China	100%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.	March 9, 2018	Tianjin, China	51%

To explore new business opportunity, the Group formed Xishe Jiayuan (Tianjin) Business Operation & Management Co. Ltd. (“Jiayuan”) on November 22, 2018. The Group owned a 70% controlling interest in Jiayuan. Jiayuang had no business activities in 2018  .On September 30, 2019, the Group entered into a Share Transfer Agreement with Tianjin Jin Yong Tai Property Management Ltd. (“JYT”), the owner of the remaining 30% equity interest (the non-controlling interest) of Jiayuan. JYT was not a related party of the Group. Pursuant to the Share Transfer Agreement, the Group transferred its 70% ownership interest in Jiayuan to JYT. Accordingly, the results of operation of Jiayuan from January 1, 2019 to September 30, 2019, the date the Group lost control of Jiayuan, were included in the accompanying consolidation financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, allowance for doubtful accounts, assumptions related to the consolidation of entities in which the Group holds variable interests, and valuation allowance on deferred tax.

Reclassification of Financial Statement Accounts

Certain prior period amounts have been reclassified to conform with the current period presentation. These reclassifications have no effect on the previously reported financial position, results of operations, and cash flows.

Fair Value of Financial Instruments

The Company follows the provisions of Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”). It clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 ‑ Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date;

Level 2 ‑ Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data; and

Level 3 ‑ Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the accompanying consolidated balance sheets for cash and cash equivalents, accounts receivable, other receivables, prepaid expenses, prepaid income tax, deferred tax assets, accounts payable and accrued liabilities, income tax payable, and other taxes payable approximate their fair value based on the short-term maturity of these instruments.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and all highly liquid investments with an original maturity of three months or less.

The Group maintains cash and cash equivalents with various commercial banks within the PRC. The Company has not experienced any losses in the bank accounts and believes it is not exposed to any risks on its cash held in PRC banks.

Property and Equipment, Net

Property and equipment are carried at cost, less accumulated depreciation. Costs include any incremental costs that are directly attributable to the construction or acquisition of the item of property and equipment. Maintenance and repairs are expensed as incurred, while major maintenance and remodeling costs are capitalized if they extend the useful life of the asset. Depreciation is computed using the straight-line method over the estimated useful lives.

When property and equipment are sold or otherwise disposed of, the cost and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is recognized in the results of operations.

Estimated
Classification	Useful Life
Office Equipment and Fixtures	3 or 5 years
Computers	3 or 5 years
Software	2 or 10 years
Vehicles	4 or 5 years

Revenue Recognition

The Group adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) effective January 1, 2018 by using the modified retrospective transition method. The adoption had no material impact on the Group’s consolidated financial statements and there was no adjustment to the beginning retained earnings on January 1, 2018.

The Group determines revenue recognition through the following five steps: (i) identification of the contract, or contracts, with a customer, (ii) identification of the performance obligations in the contract, (iii) determination of the transaction price, (iv) allocation of the transaction price to the performance obligations in the contract, and (v) recognition of revenue when, or as, it satisfies a performance obligation.

The Group’s service contracts typically include the terms of parties, services to be provided, service covered period, details of service fee calculation, and terms or conditions when services are to be paid. The performance obligation of the Group is clearly defined as to sale of real properties specified in the contracts. The performance obligation is satisfied when at the point of closing of the sales contract with each property buyer is completed and, when the developer received the proceeds from the sales (cash and/or bank loans). The commission fee is determined based on the total value of property sold multiplied by the commission rate agreed upon in the contracts. The commission rates vary among developers. The payment terms also vary with certain developers dividing the contracts into several phases and making payment when a phase has been completed. These variable considerations will not change the calculation of commission fee. The transaction price is determined based on the commission rate and properties sold.

The Group’s major revenue is commission fees from selling real estate properties. Commission revenue from property brokerage is recognized when: (i) the Group has completed its performance obligation to sell properties per contract, (ii) the property developer and the buyer completed a property sales transaction and the developer received full or partial amount of proceeds from the buyer or full payment from the banker if mortgaged, and (iii) the property developer granted confirmation to the Group to issue an invoice per contract. The Group recognizes revenue net of value added taxes (“VAT”).

The Group did not handle any monetary transactions nor act as an escrow intermediary between developers and buyers.

Certain sales contracts allow developers to withhold certain percentage of total commission for a certain period as a risk fund to cover potential damages caused by sales activities of the Group. In these circumstances, the Group will not determine that its performance obligations have been fulfilled until the withholding period has passed. Since the amount being withheld is the risk of loss from the sales transaction, the Group records the amount withheld by developers as deferred income and will recognize the income when the withholding period has passed and the amount withheld is confirmed by the developers.

Additionally, the Group provides consulting services to its clients, such as training, advertising and marketing. Revenue recognized from consulting is net of VAT. Revenue from consulting services was $155,217, $51,818, and $4,187  for the years ended December 31, 2019, 2018, and 2017, respectively.

Segment Information

The Group uses “the management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. All of the Group’s operations are considered by the chief operating decision maker to be aggregated in one reportable operating segment. Currently, all of the Group’s customers are in the PRC and major income is derived from commission-based service, which represented 97.1%, 97.4% and 99.9% of total revenue in the years of 2019, 2018 and 2017, respectively, and minimal consulting and other services which represented 2.9%, 2.6%, and 0.1% of total revenue in the years of 2019, 2018, and 2017, respectively.

Through Mingda Tianjin and its three branch offices in Chengdu, Suzhou, and Yangzhou, the Group own and operate a primary real estate agency service business in the following local markets, Tianjin, Chengdu, Yangzhou, and Suzhou, which represent 83%,  5%,  9%, and 3% of total agency revenue for the year ended December 31, 2019, respectively, represent 95%,  0%,  4%, and 1% of total agency revenue for the year ended December 31, 2018, respectively and 97%,  3%,  0%, and 0% of total agency revenue for the year ended December 2017, respectively.

Leases

ASC 842 requires the Group to determine whether a contract is a lease or contains a lease at the inception of the contract, considering all relevant facts and circumstances. A` contract is a lease or contains a lease if the contract conveys the right to control the use of identified property, plant, or equipment for a period of time in exchange for consideration.

A lease is classified as a finance lease when the lease meets any of the following criteria: (i) the lease transfers ownership of the underlying asset to the lessee by the end of the lease term, (ii) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (iii) the lease term is for the major part of the remaining economic life of the underlying asset, (iv) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all (90% or more) of the fair value of the underlying asset, or (v) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. A lease not classified as a finance lease is classified as an operating lease.

A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. When measuring assets and liabilities arising from a lease, a lessee should include payments to be made in optional periods only if the lessee is reasonably certain to exercise its option to extend the lease or not exercise an option to terminate the lease. Similarly, optional payments to purchase the underlying asset should be included in the measurement of lease assets and lease liabilities only if the lessee is reasonably certain to exercise that purchase option.

The Group elected not to recognize on the balance sheet leases with terms of 12 months or less. The Group typically only includes the initial lease term in its assessment of a lease arrangement. Options to extend a lease are not included in the Group’s assessment unless there is reasonable certainty that the Group will renew.

Business Tax and Value Added Tax (“VAT”)

The PRC government implemented a VAT reform pilot program, which replaced the business tax with VAT. Since May 2016, the changes from business tax to VAT have been expanded to all other service sectors which used to be subject to business tax. The VAT rate applicable to subsidiaries and consolidated VIE of the Company is 6%. The Company accrues VAT payable when sales invoices are generated.

Deferred Offering Costs

Deferred offering costs consist principally of all direct offering costs incurred by the Company, such as underwriting, legal, accounting, consulting, printing, and other registration related costs in connection with the initial public offering (“IPO”) of the Company’s ordinary shares. Such costs are deferred until the closing of the offering, at which time the deferred costs are offset against the offering proceeds. In the event the offering is unsuccessful or aborted, the costs will be expensed. Deferred offering costs of $2,103,816 and $26,399 were charged to additional paid-in capital in connection with the Company's IPO with its first closing and second closing completed on December 26, 2018 and January 4, 2019, respectively.

Marketing and Advertising Expenses

Marketing and advertising expenses consist primarily of marketing planning fees and advertisements expenses used for targeted property sales. The Group expenses all marketing and advertising costs as incurred and records these costs within “Selling expenses” on the consolidated statements of operations when incurred. The Group incurred marketing and advertising expenses of $79,535, $2,889, and $178,878 for the years ended December 31, 2019, 2018, and 2017, respectively.

Income Taxes

The Company's subsidiary and VIE in the PRC are governed by the income tax laws of the PRC.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group only recognizes tax liabilities related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the Group recognizes the largest amount of tax liabilities that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. There were no such tax liabilities recognized in the accompanying consolidated financial statements. The Group records interest and penalties as a component of income tax expense. There were no such interest and penalties for the years ended December 31, 2019, 2018, and 2017, respectively.

Noncontrolling Interest

Noncontrolling interest is classified as a separate line item in the equity section and disclosures in the Company’s consolidated financial statements have distinguished the interest of the Company from the interest of noncontrolling interest holders. Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd. was 49% owned by nonrelated third parties as of December 31, 2019 and 2018, respectively.

Per Share Amounts

The Company computes per share amounts in accordance with ASC Topic 260 “Earnings per Share” (EPS), which requires presentation of basic and diluted EPS. Basic EPS is computed by dividing the net income (loss) available to holders of ordinary shares by the weighted-average number of ordinary shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares or resulted in the issuance of ordinary shares that then shared in the earnings of the Company, if any. This is computed by dividing net earnings by the combination of dilutive ordinary share equivalents. There were no dilutive ordinary share equivalents as of December 31, 2019, 2018, and 2017, respectively. Accordingly, basic and diluted loss per share were the same.

	December 31,	December 31,	December 31,
	2019	2018	2017
Numerator for earnings per share:
Net income (loss) attributable to the Company’s shareholders	$453,106	$(515,971)	$1,167,002
Denominator for basic and diluted earnings per share:
Basic weighted average ordinary shares *	11,640,661	10,400,408	10,380,000
Per share amount
Per share - basic and diluted	$0.04	$(0.05)	$0.11

* Prior to the formation of MDJM, Mingda Tianjin issued 10,380,000 ordinary shares to its shareholders. Each shareholder of Mingda Tianjin was expected to receive MDJM’s share at a one-to-one ratio. On January 26, 2018, MDJM issued 10,380,000 ordinary shares to entities controlled by the shareholders of Mingda Tianjin. All references to numbers of ordinary shares and per share amounts in the accompanying consolidated financial statements have been adjusted to reflect such issuance of shares on a retrospective basis from the earliest period presented.

Comprehensive Income

The Company follows ASC 220‑10, “Reporting Comprehensive Income,” which requires the reporting of comprehensive income in addition to net income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of information that historically has not been recognized in the calculation of net income. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to shareholders.

Foreign Currency Translation

The functional currency of the Company is the Chinese Renminbi (“RMB”). The U.S. dollar is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenue, expenses, gains, and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of changes in equity and consolidated statements of operations and comprehensive income(loss).

	December 31,	December 31,	December 31,
US$ Exchange Rate	2019	2018	2017

At end of the period - RMB	6.9668	6.8778	6.5075
Average rate for the period ended - RMB	6.9072	6.6187	6.7588

The financial records of certain of the Company’s subsidiaries and VIE are maintained in local currencies other than the U.S. dollar, such as RMB, which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur. Transaction gains and losses are recognized in the consolidated statements of operations  and comprehensive income (loss). There were $12,072,  $0, and $0 transaction gain recorded in the years ended December 31, 2019, 2018, and 2017, respectively.

Concentration Risk

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environment in the PRC, and by the general state of the economy of the PRC. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. All of the Company’s cash is maintained with state-owned banks within the PRC. Per PRC regulations, the maximum insured bank deposit amount is approximately $71,770 (RMB 500,000) for each financial institution. The Company’s total unprotected cash in bank amounted to $6,138,142 and $6,321,940,  as of December 31, 2019  and 2018, respectively. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts.

Deconsolidation

In accordance with ASC 810-40, deconsolidation of a subsidiary occurs when: (a) some or all of the ownership interests of the subsidiary are sold resulting in the loss of a controlling financial interest; (b) a contractual agreement granting control of the subsidiary expires; (c) the subsidiary issues its shares to outsiders reducing the parent’s ownership interest resulting in the loss of a controlling financial interest; or (d) the subsidiary becomes subject to the control of a government, court, administrator or regulator.

The parent should recognize a gain or loss measured as the difference between: (a) the aggregate of: (i) the fair value of any consideration received, (ii) the fair value of any retained non-controlling interest, and (iii) the carrying amount of any non-controlling interest at the date the subsidiary is deconsolidated; and (b) the carrying amount of the subsidiary’s assets and liabilities.

A subsidiary should be deconsolidated from the date a controlling financial interest is lost and should also consider the equity components included in the non-controlling interest and the amounts previously recognized in accumulated other comprehensive income (loss), i.e. the foreign currency translation adjustment.

Recently Adopted Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers (Topic 606),” which outlines a single comprehensive model to use in accounting for revenue arising from contracts with customers and supersedes and replaces nearly all existing U.S. GAAP revenue recognition guidance, including industry-specific guidance. The authoritative guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. The five steps are: (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; and (v) recognize revenue when or as each performance obligation is satisfied. The authoritative guidance applies to all contracts with customers except those that are within the scope of other topics in the FASB ASC. The adoption of Topic 606 had no material impact on the Group’s consolidated financial statements and there was no adjustments  made to the beginning retained earnings on January 1,2018.

On May 10, 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting (“ASU 2017-09”), which clarifies the scope of modification accounting for share-based compensation arrangements by providing guidance on the types of changes to the terms and conditions of share-based compensation awards to which an entity would be required to apply modification accounting under ASC 718. ASU 2017-09 is effective for annual periods beginning after December 15, 2017. The adoption of this guidance had no material impact on the Group’s consolidated financial statements.

On February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”. This update requires an entity to recognize lease assets and lease liabilities on the balance sheet and to disclose key information about the entity’s leasing arrangements. ASU 2016-02 is effective for annual reporting periods, and interim periods therein, beginning after December 15, 2018, with early application permitted. The Group adopted this new accounting standard effective on January 1, 2019 on a modified retrospective basis and applied the new standard on leases through a cumulative-effect adjustment to the beginning retained earnings. The adoption of this authoritative guidance resulted in the recognition of operating lease assets and operating lease liabilities but did not have an impact on the Group’s consolidated operating results, beginning retained earnings, and cash flows.

In February 2018, the FASB issued ASU 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220). This update provides companies with the option to reclassify stranded tax effects caused by the 2017 Tax Cuts and Jobs Act, or the 2017 Tax Act, from accumulated other comprehensive income to retained earnings. This standard is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The adoption of this standard had no material impact on the Group’s consolidated financial statements.

Recently Issued Accounting Pronouncements

The Group considers the applicability and impact of all ASUs. The ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the Group’s consolidated financial position and/or results of operations.

In June 2016, the FASB issued ASU No. 2016‑13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016‑13”), which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016‑13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016‑13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Group is currently in the process of evaluating the impact of the adoption of ASU 2016‑13 on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. The objective of ASU 2018-13 is to improve the effectiveness of disclosures in the notes to the financial statements by removing, modifying, and adding certain fair value disclosure requirements to facilitate clear communication of the information required by generally accepted accounting principles. The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 with early adoption permitted upon issuance of this ASU. The Group is currently evaluating the potential impact of this new guidance.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.